Deferred Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Revenue [Abstract]
Breakage amount recognized as revenue	$ 62	$ 51